Deferred tax assets / (liabilities) - Movements of Net Deferred Tax Assets (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets related to tax losses carry forward	¥ 4,281
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carry forward period	5 years
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carry forward period	8 years